Derivatives	12 Months Ended
Dec. 31, 2019
Derivatives
Derivatives

10 Derivatives

Companies within RBS transact derivatives as principal either as a trading activity or to manage balance sheet foreign exchange, interest rate and credit risk.

	2019			2018
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,750	44,792	47,141	3,426	36,545	38,230
Interest rate contracts	11,293	104,957	99,331	10,536	96,410	90,444
Credit derivatives	17	280	359	16	346	208
Equity and commodity contracts	3	—	48	1	48	15
		150,029	146,879		133,349	128,897

RBS applies hedge accounting to manage the following risks; interest rate, foreign exchange and net investment in foreign operations.

RBS’s interest rate hedging relate to the management of RBS’s non-trading structural interest rate risk, caused by the mismatch between fixed interest rates and floating interest rates. RBS manages this risk within approved limits. Residual risk positions are hedged with derivatives principally interest rate swaps. Suitable larger financial instruments are fair value hedged; the remaining exposure, where possible, is hedged by derivatives documented as cash flow hedges.

Cash flow hedges of interest rate risk relate to exposures to the variability in future interest payments and receipts due to the movement of benchmark interest rates on forecast transactions and on recognised financial assets and financial liabilities. This variability in cash flows is hedged by interest rate swaps , fixing the hedged cash flows. For these cash flow hedge relationships, the hedged items are actual and forecast variable interest rate cash flows arising from financial assets and financial liabilities with interest rates linked to the relevant benchmark rate LIBOR, EURIBOR, SONIA, the Bank of England Official Bank Rate or the European Central Bank Refinance Rate. The variability in cash flows due to movements in the relevant benchmark rate is hedged; this risk component is identified using the risk management systems of RBS. This risk component comprises the majority of cash flow variability risk.

Fair value hedges of interest rate risk involve interest rate swaps transforming the fixed interest rate risk in recognised financial assets and financial liabilities to floating.  The hedged risk is the risk of changes in the hedged item’s fair value attributable to changes in the benchmark interest rate embedded in the hedged item. The significant embedded benchmarks are LIBOR, EURIBOR and SONIA. This risk component is identified using the risk management systems of RBS. This risk component comprises the majority of the hedged items fair value risk.

RBS hedges the exchange rate risk of its net investment in foreign currency denominated operations with currency borrowings and forward foreign exchange contracts. RBS reviews the value of the investments’ net assets, executing hedges where appropriate to reduce the sensitivity of capital ratios to foreign exchange rate movement. Hedge accounting relationships will be designated where required.

Exchange rate risk also arises in RBS where payments are denominated in different currencies than the functional currency.  Residual risk positions are hedged with forward foreign exchange contracts.  Exposure to the variability in future payments due to the movement of foreign exchange rates is hedged, fixing the exchange rate the payments will be settled in.  The derivatives are documented as cash flow hedges.

For all cash flow hedging and fair value hedge relationships RBS determines that there is an adequate level of offsetting between the hedged item and hedging instrument by assessing the initial and ongoing effectiveness by comparing movements in the fair value of the expected highly probable forecast interest cash flows/ fair value of the hedged item attributable to the hedged risk with movements in the fair value of the expected changes in cash flows from the hedging interest rate swap. Hedge effectiveness is measured on a cumulative basis over a time period management determines to be appropriate. RBS uses either the actual ratio between the hedged item and hedging instrument(s) or one that minimises hedge ineffectiveness to establish the hedge ratio for hedge accounting.

A number of the current cash flow and fair value hedges of interest rate risk will be directly affected by interest rate benchmark reform; RBS Group currently considers all of these relationships that mature post 31 December 2021 to be directly affected.  As at 31 December 2019 the exact transition date of affected hedge accounting relationships is not known. The disclosures are prepared on these assumptions where the amendments made to IAS39 paragraphs 102D-102N and 108G are applied. The disclosures made for the notional of hedging instruments and risk exposures affected by interest rate benchmark reform contain information for both the hedging instrument and hedged risks even if only one of these will be directly impacted by the reform.

RBS is managing the process to transition to alternative benchmark rates in the following ways:

•	reviewed or is in the process of reviewing the fall-back language for IBOR linked instruments
•	continues to liaise with regulators, standard setters, industry groups and customers on other relevant matters as the transition to risk free rates progresses
•	is in the process of adjusting its products, processes and information systems to deal with the expected effects of the discontinuation of IBOR most notably the transition and calculation rules.

Further details on the transition from IBOR based rates to risk free rates are in the Capital and risk management section on page 185.

Included in the table above are derivatives held for hedging purposes as follows:

	2019				2018
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts	65.1	1,186	2,641	(585)	60.0	965	2,061	(7)

Cash flow hedging
Interest rate contracts	148.4	1,450	833	366	149.7	1,148	872	(770)
Exchange rate contracts	12.3	66	8	(59)	12.5	106	—	—

Net investment hedging
Exchange rate contracts	0.4	—	4	8	2.0	32	10	—
	226.2	2,702	3,486	(270)	224.2	2,251	2,943	(777)
IFRS netting	—	(2,500)	(3,464)	—	—	(1,893)	(2,922)	—
	—	202	22	—	—	358	21	—

Note:

(1) The change in fair value used for hedge ineffectiveness includes instruments that were decrecognised in the year.

The notional of hedging instruments affected by interest rate benchmark reform is as follows:

2019
£bn
Fair value hedging
- LIBOR	40.2
- EURIBOR	11.1
Cash flow hedging
- LIBOR	44.2
- EURIBOR	3.4
- SONIA	0.0

The following table shows the period in which the hedging contract ends:

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
2019	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Hedging assets - Interest rate risk	0.6	1.6	8.1	5.5	12.5	4.4	4.3	37.0
Hedging liabilities - Interest rate risk	—	0.5	6.3	12.7	6.6	2.0	—	28.1

Cash flow hedging
Hedging assets
Interest rate risk	4.8	11.4	31.7	10.7	12.2	—	—	70.8
Average fixed interest rate (%)	1.10	0.97	1.20	1.78	1.44	3.12	—	1.11
Hedging liabilities
Interest rate risk	1.9	22.0	45.2	5.3	2.4	0.8	—	77.6
Average fixed interest rate (%)	0.83	1.01	0.87	1.32	1.12	4.31	—	0.98
Exchange rate risk	—	1.9	6.2	3.1	1.1	—	—	12.3
Average USD - £ rate	—	1.56	1.30	1.30	1.44	—	—	1.35
Average INR - £ rate	—	88.64	94.01	—	—	—	—	93.11

Net investment hedging
Exchange rate risk	0.1	0.3	—	—	—	—	—	0.4
Principal currency hedges
Average SEK - £ rate	12.27	12.10	—	—	—	—	—	12.21
Average DKK - £ rate	8.78	—	—	—	—	—	—	8.78
Average NOK - £ rate	12.36	—	—	—	—	—	—	12.36

2018
Fair value hedging
Hedging assets - Interest rate risk	1.0	1.8	11.0	4.9	7.8	3.7	3.8	34.0
Hedging liabilities - Interest rate risk	—	2.0	7.5	10.0	4.6	1.9	—	26.0

Cash flow hedging
Hedging assets
Interest rate risk	3.9	10.9	47.8	8.7	10.5	—	—	81.8
Average fixed interest rate (%)	1.87	1.44	1.13	2.00	1.43	—	—	1.33
Hedging liabilities
Interest rate risk	8.6	18.9	34.1	5.1	0.4	0.8	—	67.9
Average fixed interest rate (%)	0.54	0.56	1.07	1.34	3.96	4.31	—	0.94
Exchange rate risk	—	—	5.8	4.7	2.0	—	—	12.5
Average USD - £ rate	—	—	1.32	1.37	1.50	—	—	1.37

Net investment hedging
Exchange rate risk	1.2	0.6	0.2	—	—	—	—	2.0

The table below analyses assets and liabilities subject to hedging derivatives.

			Changes in fair value	Impact on hedged
	Carrying value	Impact on hedged	used as a basis to	items ceased to be
	of hedged	items included	determine	adjusted for
	assets and liabilities	in carrying value	ineffectiveness (1)	hedging gains or losses
2019	£m	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,716	1,023	165	86
Other financial assets - securities	35,796	1,274	1,474	—
Total	42,512	2,297	1,639	86

Other financial liabilities - debt securities in issue	26,811	830	(807)	30
Subordinated liabilities	5,398	(275)	(222)	24
Total	32,209	555	(1,029)	54

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	69,254	—	(566)	—
Other financial assets - securities	2,275	—	(16)	—
Total	71,529	—	(582)	—

Cash flow hedging - interest rate (2)
Bank and customer deposits	75,837	—	225	—
Other financial liabilities - debt securities in issue	1,009	—	14	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	12,264	—	59	—
Subordinated liabilities	—	—	—	—
Total	89,110	—	298	—

2018
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,197	875	(62)	91
Other financial assets - securities	31,879	362	108	10
Total	38,076	1,237	46	101

Other financial liabilities - debt securities in issue	23,289	(19)	(7)	—
Subordinated liabilities	2,359	22	15	—
Total	25,648	3	8	—

Fair value hedging - exchange rate
Other financial assets - securities	3	—	—	—

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	81,880	—	686
Bank and customer deposits	67,854	—	(28)	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	5,590	—		—
Subordinated liabilities	6,902	—	—	—
Total	162,226	—	658	—

Notes:

(1)  The change in fair value used for hedge ineffectiveness instruments derecognised in the year.

(2)  Comparative period balances are nil.

The following risk exposures will be affected by interest rate benchmark reform (notional, hedged adjustment):

		Hedged
	Notional	adjustment
	£bn	£m
Fair value hedging
- LIBOR	42.0	908
- EURIBOR	12.7	93
Cash flow hedging
- LIBOR	9.6	(115)
- EURIBOR	3.3	(46)
- BOE Base rate	34.7	(172)
- ECB REFI rate	0.1	0
- SONIA	0.1	0

Hedge ineffectiveness recognised in other operating income comprises:

	2019	2018	2017
	£m	£m	£m
Fair value hedging
Gains/(losses) on the hedged items attributable to the hedged risk	610	54	(48)
(Losses)/gains on the hedging instruments	(585)	(7)	78
Fair value hedging ineffectiveness	25	47	30
Cash flow hedging
- Interest rate risk	23	(112)	9
Cash flow hedging ineffectiveness	23	(112)	9
Total	48	(65)	39

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

•

The effect of the counterparty credit risk on the fair value of the interest rate swap which is not reflected in the fair value of the hedged item attributable to the change in interest rate (fair value hedge).

•	Differences in the repricing basis between the hedging instrument and hedged cash flows (cash flow hedge); and
•	Upfront present values on the hedging derivatives where hedge accounting relationships have been designated after the trade date (cash flow hedge and fair value hedge).

Additional information on cash flow hedging and hedging of net assets can be found in the Statement of Changes in Equity.